FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk Rating (Details) - Credit risk - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents and marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 21,349,105	R$ 9,231,914
Cash and cash equivalents and marketable securities | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	21,149,838	7,704,501
Cash and cash equivalents and marketable securities | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2,282	163,955
Cash and cash equivalents and marketable securities | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	132,698	836,546
Cash and cash equivalents and marketable securities | brAA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		278,712
Cash and cash equivalents and marketable securities | brA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	313
Cash and cash equivalents and marketable securities | brA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		240,382
Cash and cash equivalents and marketable securities | brBB+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	2
Cash and cash equivalents and marketable securities | brBB-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	22,824
Cash and cash equivalents and marketable securities | Others
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	41,148	7,818
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	1,413,975	986,526
Derivative financial instruments | AAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure		17,412
Derivative financial instruments | AA-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	57,193	417,510
Derivative financial instruments | A+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	8,318	1,617
Derivative financial instruments | A
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	601,475	73,135
Derivative financial instruments | A-
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	10,677	130,546
Derivative financial instruments | brAAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	576,195	305,311
Derivative financial instruments | brAA+
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	41,321	32
Derivative financial instruments | brAA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit risk exposure	R$ 118,796	R$ 40,963